Putnam
New York
Tax Exempt
Opportunities Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam New York Tax Exempt Opportunities Fund was among the beneficiaries as the Federal Reserve Board dramatically reduced interest rates and equity investors continued to turn to bonds to ride out the stock market's extended period of turbulence. But the fund's successful run during the six months ended May 31, 2001, was attributable to more than just the favorable market environment for bonds.

During the period, Fund Manager David Hamlin was able to maintain a portfolio that provided both a healthy stream of tax-free current income and the potential for capital growth over the long term. Such results do not occur automatically; they must be actively pursued, and Putnam's extensive credit research made a major contribution to David's efforts.

In the following report, David discusses the fund's performance and strategy during the first half of fiscal 2001 in the context of the current market environment and then offers his insights into prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 18, 2001

REPORT FROM FUND MANAGEMENT

David A. Hamlin

The municipal bonds in Putnam New York Tax Exempt Opportunities Fund's portfolio benefited from increasingly favorable conditions during the six months ended May 31, 2001. The Federal Reserve Board's shift in monetary policy, which drove interest rates lower, combined with the ongoing volatility in the stock market to provide a welcome springboard for municipal bond prices. By mid-March, however, a smattering of favorable economic announcements began drawing investors back to stocks, and the bond rally lost some of its momentum. Nevertheless, at the close of the first half of the fund's fiscal year, the municipal bond market ended the six months a bit ahead of where it started.

In spite of the shifting market conditions, demand for municipal bond securities, which are designed primarily to provide tax-free income and stability, remained relatively steady. Although the spread in yields between tax-free and taxable securities has actually narrowed somewhat, we believe that municipal bonds continue to represent an attractive buying opportunity.

Total return for 6 months ended 5/31/01

      Class A          Class B          Class C          Class M
    NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
   4.54%   -0.43%    4.32%  -0.68%   4.13%   3.13%    4.38%    0.98%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* AGGRESSIVE FED EASING SPURS MARKET RALLY IN 2001

A major factor contributing to the performance of municipal bonds this year was the almost unprecedented sharpness of the Federal Reserve Board's monetary easing. In the first five months of this year, the Fed has made five interest rate cuts totaling 2.5% -- the most dramatic rate cutting action since Paul Volker's swift decreases in 1982. Two of the cuts occurred outside of the Fed's normal meeting schedule, which showed the determination the central bank to keep the economy from entering into a recession. The Fed's actions helped spur the bond market's rally this year and caused a significant steepening in the yield curve.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Utilities                          24.4%

Education                          19.0%

Transportation                     16.6%

Health care                        11.4%

Paper &
forest products                     5.9%

Footnote reads:
*Based on net assets as of 5/31/01. Holdings will vary over time.


During the period, we extended the fund's duration slightly. Duration, measured in years, is an indication of a bond's price sensitivity to interest rate movements. The higher, or longer, a bond's (or bond fund's) duration, the more sensitive it will be to changes in interest rates. The fund's duration was 7.53 years and 7.64 years on November 30, 2000, and on May 31, 2001, respectively.

* DESPITE SLOWDOWN, NEW YORK ON SOLID FISCAL FOOTING

The financial performance of New York State and New York City was outstanding in 2000, and we believe both can anticipate operating surpluses in 2001 -- albeit lower. However, with the economic prosperity of recent years fading, states and municipalities across the nation are bracing for falling tax revenues. The decline in corporate profitability and stock prices is forcing governors and state legislatures to prepare for a new economic reality. While New York may see revenue growth slow into 2002, the Empire State is heading into the economic slowdown on relatively solid financial footing. If the economic slump is prolonged or tips into a full-fledge recession, that outlook could change.

New York's debt burden is twice as heavy as the national average. Given the trend toward debt reform, the burden is highly unlikely to increase. On the other hand, the burden will not diminish much given the State's infrastructure commitments. All told, we are not overly concerned about such prospects at this time and expect credit ratings for New York State and New York City to remain stable for the foreseeable future.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 35.4%

Aa/AA -- 17.5%

A -- 14.5%

Baa/BBB -- 12.3%

Ba/BB -- 3.7%

B -- 16.3%

VMIG1 -- 0.3%

Footnote reads:
*As a percentage of market value as of 5/31/01. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


* FUND BENEFITED FROM HIGH-YIELD STRATEGY IN 2001

One strategy that proved effective in recent months was the addition of higher-yielding, lower credit-rating bonds to your fund's portfolio. These securities require greater research effort because of their added risk, but if carefully selected can provide potentially strong returns. We've been building these positions carefully for the past 12 to 15 months. The fund's considerable weighting in high-yielding bonds (19.8% of total net assets on May 31) proved advantageous in 2001, as prices appreciated when the difference in yield (known as credit spread) between the highest-rated and lowest-rated municipal bonds narrowed. The strength of the higher-yield sector's rally has been impressive this year, and we believe it is still in the early stages of a longer-term upward cycle.

"With investors looking for greater diversification and less volatile returns in today's market, municipal bonds are enjoying renewed popularity."

-- David A. Hamlin, portfolio manager, New York Tax Exempt Opportunities Fund


While higher-yielding bonds typically have lower credit ratings, we have tried to offset this added risk by including many insured bonds in the portfolio. Insurance provides peace of mind to investors by guaranteeing that, in the event that an issuer fails to meet a scheduled principal or interest payment, the insurer will act as a third party guarantor and make the debt service payment. The insurance, in essence, transforms a lower-rated bond into AAA-rated status.

The health care industry is proving to be fertile ground for our high-yield strategy. The sector has been undergoing great change since the Balanced Budget Act of 1996 mandated lower Medicare reimbursements. As a result, hospitals and health care providers implemented major restructuring and cost-cutting programs. However, many hospitals fell victim to a general aversion by investors -- regardless of the underlying fundamentals. As is always the case, some health care providers were unfairly tarred, and it falls to in-depth research to determine the more financially secure.

The fund's investment in bonds issued to support Jewish Homes of Central New York is a good example of this strategy. This life-care facility is undergoing new construction and renovation of existing buildings. While we have assigned an internal rating of BB- to the bonds, factors such as a historically high occupancy rate, religious sponsorship from the Jewish Homes Foundation, sound reputation and strong market position in the region suggest that these bonds have good appreciation potential. While this holding was viewed favorably at the end of the period, it is subject to review and adjustment in accordance with the fund's investment strategy, and may vary in the future.

* FAVORABLE ENVIRONMENT FOR BONDS SEEN

Our view of the economy for the next 12 months is that it will be weak, but not recessionary. The general perception in January was that a recession was likely, if not a sure thing. We disagreed with that forecast, and while we do not expect growth to surge in the near term, we believe it is probable that the economy will grow at an annualized rate of 2% to 3% in the next three quarters. We believe that the composition of this growth should be slightly stronger in the second quarter and slightly weaker in the third and fourth quarters. We are also not expecting any significant increase in inflation. As a result, this slow to moderate growth with continued low inflation should provide a favorable backdrop for performance of the municipal bonds in your portfolio.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/01, there is no guarantee the fund will continue to hold these securities in the future. The fund concentrates its investments in one state and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Opportunities Fund is designed for investors seeking a high level of current income free from federal, New York state, and New York City personal income tax as we believe to be consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (11/7/90)       (2/1/94)        (7/26/99)       (2/10/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          4.54%  -0.43%   4.32%  -0.68%   4.13%   3.13%   4.38%   0.98%
------------------------------------------------------------------------------
1 year           11.91    6.62   11.18    6.18   11.02   10.02   11.58    7.92
------------------------------------------------------------------------------
5 years          31.70   25.52   27.62   25.62   26.51   26.51   29.74   25.55
Annual average    5.66    4.65    5.00    4.67    4.82    4.82    5.34    4.66
------------------------------------------------------------------------------
10 years         86.23   77.48   73.92   73.92   71.98   71.98   79.72   73.87
Annual average    6.42    5.90    5.69    5.69    5.57    5.57    6.04    5.69
------------------------------------------------------------------------------
Annual average
(life of fund)    6.51    6.03    5.78    5.78    5.66    5.66    6.13    5.80
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/01

                             Lehman Brothers Municipal          Consumer
                                    Bond Index                 price index
------------------------------------------------------------------------------
6 months                               4.74%                      1.89%
------------------------------------------------------------------------------
1 year                                12.16                       3.50
------------------------------------------------------------------------------
5 years                               37.88                      13.35
Annual average                         6.64                       2.54
------------------------------------------------------------------------------
10 years                              98.26                      30.90
Annual average                         7.08                       2.73
------------------------------------------------------------------------------
Annual average
(life of fund)                         7.38                       2.73
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/01

                                Class A         Class B         Class C         Class M
------------------------------------------------------------------------------------------
Distributions (number)             6               6               6               6
------------------------------------------------------------------------------------------
Income                        $0.228972       $0.200255       $0.194966       $0.215473
------------------------------------------------------------------------------------------
Capital gains 1                   --              --              --              --
------------------------------------------------------------------------------------------
  Total                       $0.228972       $0.200255       $0.194966       $0.215473
------------------------------------------------------------------------------------------
Share value:                 NAV     POP         NAV             NAV         NAV     POP
------------------------------------------------------------------------------------------
11/30/00                    $8.62   $9.05       $8.61           $8.63       $8.61   $8.90
------------------------------------------------------------------------------------------
5/31/01                      8.78    9.22        8.78            8.79        8.77    9.06
------------------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------------------
Current dividend rate 2      5.24%   4.99%       4.59%           4.46%       4.93%   4.78%
------------------------------------------------------------------------------------------
Taxable equivalent 3(a)      9.24    8.80        8.09            7.86        8.69    8.43
------------------------------------------------------------------------------------------
Taxable equivalent 3(b)      9.61    9.15        8.42            8.18        9.04    8.77
------------------------------------------------------------------------------------------
Current 30-day SEC yield 4   4.78    4.55        4.13            3.96        4.48    4.33
------------------------------------------------------------------------------------------
Taxable equivalent 3(a)      8.43    8.02        7.28            6.98        7.90    7.63
------------------------------------------------------------------------------------------
Taxable equivalent 3(b)      8.77    8.35        7.58            7.26        8.22    7.94
------------------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

3 Assumes (a) maximum 43.27% combined 2001 federal income tax and New
  York state personal income tax rates or (b) maximum 45.49% combined 2001 federal, New York state, and New York City tax rates. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.



TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                     Class A         Class B         Class C         Class M
(inception dates)   (11/7/90)       (2/1/94)        (7/26/99)       (2/10/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          2.71%  -2.19%   2.40%  -2.60%   2.45%   1.45%   2.57%  -0.72%
------------------------------------------------------------------------------
1 year            9.60    4.41    9.03    4.03    9.01    8.01    9.28    5.77
------------------------------------------------------------------------------
5 years          30.88   24.64   26.84   24.84   26.00   26.00   28.94   24.80
Annual average    5.53    4.50    4.87    4.54    4.73    4.73    5.21    4.53
------------------------------------------------------------------------------
10 years         86.43   77.67   74.05   74.05   72.29   72.29   80.09   74.23
Annual average    6.43    5.92    5.70    5.70    5.59    5.59    6.06    5.71
------------------------------------------------------------------------------
Annual average
(life of fund)    6.53    6.04    5.80    5.80    5.69    5.69    6.15    5.82
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds. It assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.Securities in the fund do not match those in the index and performance of the fund will differ.It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
May 31, 2001 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
COP                 -- Certificate of Participation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll.    -- U.S. Government Collateralized
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.1%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
New York (93.7%)
-------------------------------------------------------------------------------------------------------------------
$         1,460,000 Albany, Indl. Dev. Agcy. Fac. Rev. Bonds
                    (Albany Med. Ctr.), 6s, 5/1/29 (SEG)                                  BB/P         $  1,226,400
          3,400,000 Battery Park, City Auth. Rev. Bonds, Ser. A,
                    AMBAC, 5 1/2s, 11/1/16                                                Aaa             3,527,500
          2,000,000 Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (Womans Christian Assn.), Ser. A, 6.4s, 11/15/29                      B+/P            1,660,000
          5,000,000 Erie Cnty., Indl. Dev. Life Care Cmnty. Rev. Bonds
                    (Episcopal Church Home), Ser. A, 6s, 2/1/28                           B+/P            4,112,500
          2,250,000 Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                              Baa1            2,286,563
          2,000,000 Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
                    (Gurwin Jewish Sr. Residence), Ser. A, 6s, 5/1/29                     B+/P            1,690,000
          2,410,000 Ithaca, Hsg. Corp. Mtge. Rev. Bonds
                    (Eddygate Park Apts.), 9s, 6/1/06                                     BBB+/P          2,449,163
          2,650,000 Jefferson Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                    Rev. Bonds (Champion Intl. Corp.), 7.2s, 12/1/20                      Baa1            2,746,063
          1,360,000 Lockport, Hsg. Dev. Corp. Rev. Bonds
                    (Urban Pk. Towers), Ser. A, 6s, 10/1/18                               Baa2            1,363,400
          5,000,000 Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
                    IFB, 8.149s, 12/1/24 (acquired 5/19/98,
                    cost $5,435,000) (RES)                                                AA-             5,256,250
          5,000,000 Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
                    FRB, Ser. 65, MBIA, 5.427s, 4/1/12
                    (acquired 11/3/98, cost $5,422,100) (RES)                             AAA             5,368,750
          2,500,000 Metropolitan Trans. Auth. Dedicated Tax Fund
                    Rev. Bonds, Ser. A, MBIA, 6 1/4s, 4/1/11                              Aaa             2,875,000
          1,000,000 Mount Vernon, Indl. Dev. Agcy. Fac. Rev. Bonds
                    (Wartburg Senior Hsg., Inc.-Meadowview),
                    6.2s, 6/1/29                                                          B+/P              836,250
                    Nassau Cnty., G.O. Bonds, Ser. A, FGIC
          1,000,000 6s, 7/1/13                                                            Aaa             1,116,250
          2,300,000 6s, 7/1/11                                                            Aaa             2,576,000
          5,000,000 Niagara Falls NY City School Dist. COP,
                    5 7/8s, 6/15/19                                                       Baa2            5,137,500
                    NY City, G.O. Bonds
            300,000 Ser. B, 8 1/4s, 6/1/05                                                A                 348,750
             35,000 Ser. E, U.S. Govt. Coll., 7.6s, 2/1/05                                A2                 36,449
          3,420,000 Ser. E, U.S. Govt. Coll., 7.6s, 2/1/05, Prerefunded                   AAA             3,580,706
             45,000 Ser. F, 7.6s, 2/1/05                                                  AAA                46,863
          1,800,000 Ser. H, 6s, 8/1/17                                                    A               1,912,500
          2,000,000 Ser. I, 5 7/8s, 3/15/14                                               A               2,110,000
          1,000,000 NY City, G.O. Bonds IFB, AMBAC, 8.22s, 9/1/11                         Aaa             1,071,250
                    NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
          7,775,000 (Parking Corp.), 8 1/2s, 12/30/22                                     B-/P            8,280,372
          1,750,000 (The Lighthouse, Inc. ), 6 1/2s, 7/1/22                               AAA/P           1,854,738
                    NY City, Indl. Dev. Agcy. Rev. Bonds
          5,000,000 (Visy Paper Inc.), 7.95s, 1/1/28                                      B+/P            5,225,000
          5,000,000 (Brooklyn Navy Yard Cogen. Partners),
                    6.2s, 10/1/22                                                         Baa3            5,081,250
          2,575,000 (Polytech U. Project), 6 1/8s, 11/1/30                                Baa3            2,661,906
          1,250,000 (Field Hotel Assoc.), 6s, 11/1/28                                     B/P             1,073,438
          1,440,000 (Brooklyn Navy Yard Cogen. Partners),
                    5.65s, 10/1/28                                                        Baa3            1,335,600
          1,250,000 NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
                    (British Airways), 5 1/4s, 12/1/32                                    A3              1,120,313
                    NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
          5,000,000 MBIA, 6.82s, 6/15/13                                                  Aaa             5,193,750
          5,000,000 FGIC, 4 3/4s, 6/15/31                                                 Aaa             4,556,250
          1,000,000 NY City, Transitional Fin. Auth. Rev. Bonds, Ser. C,
                    5s, 5/1/26                                                            AA+               962,500
                    NY State Dorm. Auth. Rev. Bonds
            170,000 (City U.), Ser. D, 8 3/4s, 7/1/03                                     A-                188,488
          5,000,000 (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13                         AA-             6,281,250
            470,000 (Wildwood School), 7.3s, 7/1/15                                       AAA/P             480,946
          2,050,000 (Our Lady of Mercy), FHA Insd., 6.3s, 8/1/32                          Aaa             2,124,313
          1,340,000 (Schools PG - Issue 2), Ser. E, AMBAC,
                    5 3/4s, 7/1/19                                                        Aaa             1,420,400
          2,650,000 (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                         AAA             2,911,688
          1,310,000 (Mental Hlth. Svcs. Fac.), Ser. B, MBIA,
                    5 3/4s, 7/1/09                                                        Aaa             1,447,550
          1,000,000 (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40                                  Aaa             1,062,500
          5,000,000 (Hlth. Facs.), Ser. 1, 4 3/4s, 1/15/29                                Aaa             4,543,750
          4,000,000 (St. John's U.), MBIA, 4 3/4s, 7/1/28                                 Aaa             3,665,000
            725,000 (State U. Edl. Fac.), Ser. B, zero %, 5/15/09                         AA-               503,875
            600,000 NY State Dorm. Auth. VRDN (Oxford U.
                    Press, Inc.), 3.0s, 7/1/23                                            VMIG1             600,000
                    NY State Energy Res. & Dev. Auth. Elec. Fac.
                    Rev. Bonds (Long Island Ltg. Co.)
            530,000 Ser. A, 7.15s, 12/1/20                                                A-                552,705
          1,185,000 Ser. A, 7.15s, 6/1/20                                                 A-              1,235,765
            420,000 Ser. A, 7.15s, 6/1/20, Prerefunded                                    A-                446,540
            160,000 Ser. B, 7.15s, 9/1/19                                                 A-                166,854
             70,000 Ser. B, 7.15s, 9/1/19, Prerefunded                                    A                  74,423
                    NY State Energy Res. & Dev. Auth. Gas Fac. IFB
                    (Brooklyn Union Gas Co.)
          2,000,000 Ser. B, 9.939s, 7/1/26                                                A+              2,435,000
          3,500,000 9.116s, 4/1/20                                                        A+              4,077,500
                    NY State Energy Res. & Dev. Auth. Poll. Control
                    Rev. Bonds
          1,750,000 (Niagra Mohawk Pwr. Corp.), Ser. A, FGIC,
                    7.2s, 7/1/29                                                          Aaa             1,925,000
          1,000,000 (Lilco Project), Ser. B, 5.15s, 3/1/16                                A-                975,000
                    NY State Env. Fac. Corp. Poll. Control Rev. Bonds
          1,000,000 Ser. B, 7 1/2s, 3/15/11                                               Aa2             1,009,400
            210,000 7s, 6/15/12                                                           Aaa               214,385
          2,720,000 (State Wtr. Revolving Fund), 5 7/8s, 6/15/14                          AA+             2,856,000
                    NY State Hsg. Fin. Agcy. Rev. Bonds, Ser. A
             50,000 7 1/4s, 9/15/12                                                       AAA                52,776
            450,000 7 1/4s, 9/15/12, Prerefunded                                          AAA               474,984
                    NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
             10,000 (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08                    A3                 10,180
            205,000 (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18                      A                 213,292
            510,000 (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s,
                    2/15/18, Prerefunded                                                  AAA               536,729
            700,000 Ser. D, FHA Insd., 6.6s, 2/15/31                                      AAA               755,125
          4,300,000 NY State Thruway Auth. Hwy. & Bridge Trust Fund
                    Rev. Bonds., Ser. B, FGIC, 6s, 4/1/14                                 Aaa             4,697,750
                    NY State Urban Dev. Corp. Rev. Bonds
          1,685,000 (Clarkson Ctr.), 5 1/2s, 1/1/20                                       AA-             1,762,931
          3,345,000 (Clarkson Ctr.), 5 1/2s, 1/1/15                                       AA-             3,574,969
          2,000,000 (Syracuse U.), 5 1/2s, 1/1/15                                         AA-             2,137,500
          5,000,000 (Ctr. for Indl. Innovation), 5 1/2s, 1/1/13                           AA-             5,362,500
          1,000,000 (Correctional Fac.-SVC Contracts), Ser. A,
                    5s, 1/1/28                                                            AA-               947,500
          1,000,000 Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29                         B+/P              800,000
          1,000,000 Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                    (Solvay Paperboard, LLC), 7s, 11/1/30                                 BB-/P           1,005,000
                    Port Auth. NY & NJ Rev. Bonds
          1,100,000 (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                BB/P            1,146,750
          1,000,000 (Kennedy Intl. Arpt.), 6 3/4s, 10/1/11                                BB/P            1,053,750
            175,000 (Cons.), Ser. 78, 6 1/2s, 10/15/08                                    AA-               180,831
          2,000,000 (Cons.), Ser. 83, 6 3/8s, 10/15/17                                    AA-             2,072,500
          5,755,000 Port Auth. NY & NJ Special Oblig. Rev. Bonds
                    (Continental/Eastern Laguardia), 9 1/8s, 12/1/15                      Ba2             5,918,384
                    Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
            500,000 (Southampton Hosp.), Ser. A, 7 1/4s, 1/1/30                           B-/P              464,375
          2,000,000 (Nissequogue Cogen Partners Fac.),
                    5 1/2s, 1/1/23                                                        BB+/P           1,795,000
            500,000 Suffolk Cnty., Indl. Dev. Agcy. Fac. Civic Fac.
                    Rev. Bonds (Southampton Hosp. Assn.), Ser. B,
                    7 5/8s, 1/1/30                                                        B-/P              485,625
            800,000 Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. --
                    Jewish Home), Ser. A, 7 3/8s, 3/1/21                                  BB-/P             797,000
                    Triborough Brdg. & Tunl. Auth. Rev. Bonds
          4,000,000 FGIC, 5 1/4s, 1/1/14                                                  Aaa             4,135,000
          3,350,000 MBIA, 4 3/4s, 1/1/24                                                  Aaa             3,111,313
          2,000,000 Westchester Cnty., Hlth. Care Corp. Rev. Bonds,
                    Ser. A, 5 7/8s, 11/1/25                                               A               2,052,500
                                                                                                      -------------
                                                                                                        177,421,820

Puerto Rico (5.4%)
-------------------------------------------------------------------------------------------------------------------
          1,500,000 Cmnwlth. of PR, G.O. Bonds, FGIC, 5 1/2s, 7/1/13                      Aaa             1,591,875
          4,700,000 Cmnwlth. of PR, Hwy. & Trans. Auth. IFB, Ser. W,
                    6.592s, 7/1/08                                                        A               5,046,625
          2,000,000 Cmnwlth. of PR, Infrastructure Fin. Auth. Special
                    Oblig. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40                            Aaa             2,052,500
          1,500,000 U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30                     Aaa             1,515,000
                                                                                                      -------------
                                                                                                         10,206,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $186,456,856) (b)                                         $ 187,627,820
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $189,333,732.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 2001 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 2001. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $186,456,856, resulting in gross unrealized appreciation and depreciation of $6,367,120 and $5,196,156, respectively, or net unrealized appreciation of $1,170,964.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2001 was $10,625,000 or 5.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2001.

      The rates shown on FRB, VRDN and IFB are the current interest rates shown at May 31, 2001, which are subject to change based on the terms of the security.

      The fund had the following industry group concentrations greater than 10% at May 31, 2001 (as a percentage of net assets):

            Utilities                   24.4%
            Education                   19.0
            Transportation              16.6
            Health care                 11.4

      The fund had the following insurance concentrations greater than 10% at May 31, 2001 (as a percentage of net assets):

            FGIC                        12.4%
            MBIA                        12.2


------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2001
                                   Aggregate Face  Expiration     Unrealized
                      Total Value       Value         Date       Appreciation
------------------------------------------------------------------------------
Municipal Bond
Index (Long)          $1,624,000      $1,609,141     Sep-01         $14,859
Municipal Bond
Index (Long)             410,750         409,080     Jun-01           1,670
------------------------------------------------------------------------------
                                                                    $16,529
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $186,456,856) (Note 1)                                        $187,627,820
-------------------------------------------------------------------------------------------
Cash                                                                                182,252
-------------------------------------------------------------------------------------------
Interest and other receivables                                                    3,792,767
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                              367,605
-------------------------------------------------------------------------------------------
Receivable for variation margin (Note 1)                                             14,125
-------------------------------------------------------------------------------------------
Total assets                                                                    191,984,569

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               233,497
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                  1,584,930
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          434,565
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        239,279
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           32,697
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        16,285
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          1,425
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                               85,603
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               22,556
-------------------------------------------------------------------------------------------
Total liabilities                                                                 2,650,837
-------------------------------------------------------------------------------------------
Net assets                                                                     $189,333,732

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                $191,659,258
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                        314,018
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                            (3,827,037)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                        1,187,493
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                     $189,333,732

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($130,813,891 divided by 14,898,108 shares)                                           $8.78
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.78)*                                $9.22
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($54,917,235 divided by 6,256,175 shares)***                                          $8.78
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,558,484 divided by 177,210 shares)***                                             $8.79
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,044,122 divided by 233,090 shares)                                                $8.77
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.77)**                               $9.06
-------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2001 (Unaudited)
Tax exempt interest income:                                                      $5,718,661
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    472,875
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      107,842
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     7,897
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      4,107
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                               131,756
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               231,483
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 3,675
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 5,171
-------------------------------------------------------------------------------------------
Other                                                                                39,881
-------------------------------------------------------------------------------------------
Total expenses                                                                    1,004,687
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (33,886)
-------------------------------------------------------------------------------------------
Net expenses                                                                        970,801
-------------------------------------------------------------------------------------------
Net investment income                                                             4,747,860
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (54,940)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                    (311,587)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period          3,917,825
-------------------------------------------------------------------------------------------
Net gain on investments                                                           3,551,298
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $8,299,158
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                $  4,747,860     $ 10,095,270
--------------------------------------------------------------------------------------------------
Net realized loss on investments                                         (366,527)      (2,092,407)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                              3,917,825        3,896,632
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                    8,299,158       11,899,495
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                             (3,444,021)      (7,143,393)
--------------------------------------------------------------------------------------------------
   Class B                                                             (1,243,592)      (2,829,695)
--------------------------------------------------------------------------------------------------
   Class C                                                                (16,048)          (7,564)
--------------------------------------------------------------------------------------------------
   Class M                                                                (50,883)        (116,610)
--------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                         (57,462)     (26,115,871)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                 3,487,152      (24,313,638)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                   185,846,580      210,160,218
--------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $314,018, and
$320,702, respectively)                                              $189,333,732     $185,846,580
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                               Two months
Per-share                              May 31                                 ended      Year ended
operating performance               (Unaudited)     Year ended November      Nov. 30+     Sept. 30
----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1998
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.62        $8.52        $9.19        $9.27        $9.10
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment income                    .23          .47          .46          .07          .46
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .16          .09         (.66)        (.08)         .21
----------------------------------------------------------------------------------------------------
Total from
investment operations                    .39          .56         (.20)        (.01)         .67
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net
investment income                       (.23)        (.46)        (.44)        (.07)        (.47)
----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.02)          --         (.03)
----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --         (.01)          --           --
----------------------------------------------------------------------------------------------------
Total distributions                     (.23)        (.46)        (.47)        (.07)        (.50)
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.78        $8.62        $8.52        $9.19        $9.27
----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.54*        6.86        (2.33)        (.07)*       7.55
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $130,814     $129,535     $142,299     $166,816     $168,032
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .43*         .86          .93          .17*        1.00
----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.60*        5.48         5.13          .79*        5.00
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  1.86*        6.00         9.36         9.22*       42.76
----------------------------------------------------------------------------------------------------


  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A (continued)
----------------------------------------------------------------------------------------------------
Per-share
operating performance                                                   Year ended September 30
----------------------------------------------------------------------------------------------------
                                                                          1997            1996
----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                      $8.87           $8.80
----------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------
Net investment income                                                      .49             .49
----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                 .23             .07
----------------------------------------------------------------------------------------------------
Total from
investment operations                                                      .72             .56
----------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------
From net
investment income                                                         (.49)           (.49)
----------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                              --              --
----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                         --              --
----------------------------------------------------------------------------------------------------
Total distributions                                                       (.49)           (.49)
----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                            $9.10           $8.87
----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                    8.33            6.48
----------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                        $165,993        $172,170
----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                  .96            1.00
----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                 5.42            5.53
----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  117.00          270.34
----------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                               Two months
Per-share                             May 31                                  ended      Year ended
operating performance               (Unaudited)     Year ended November      Nov. 30+    Sept. 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $8.51        $9.19        $9.26        $9.09
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .20          .41          .40          .06          .40
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .17          .10         (.67)        (.07)         .21
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .37          .51         (.27)        (.01)         .61
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.41)        (.38)        (.06)        (.41)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.02)          --         (.03)
-----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --         (.01)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.41)        (.41)        (.06)        (.44)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.78        $8.61        $8.51        $9.19        $9.26
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.32*        6.17        (3.08)        (.07)*       6.86
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $54,917      $53,894      $65,168      $68,513      $68,547
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .76*        1.51         1.58          .28*        1.65
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.27*        4.84         4.48          .68*        4.36
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  1.86*        6.00         9.36         9.22*       42.76
-----------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




Financial highlights
(For a common share outstanding throughout the period)

CLASS B (continued)
-----------------------------------------------------------------------------------------------------

Per-share
operating performance                                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                                                          1997            1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                      $8.86           $8.79
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                                                      .43             .43
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                 .23             .07
-----------------------------------------------------------------------------------------------------
Total from
investment operations                                                      .66             .50
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                                                         (.43)           (.43)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                              --              --
-----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                         --              --
-----------------------------------------------------------------------------------------------------
Total distributions                                                       (.43)           (.43)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                            $9.09           $8.86
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                    7.63            5.78
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                         $56,244         $41,795
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                 1.61            1.66
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                 4.76            4.83
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  117.00          270.34
-----------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                                                 For the
                                     Six months                  period
                                       ended                    July 26,
Per-share                              May 31    Year ended    1999++ to
operating performance               (Unaudited)    Nov. 30      Nov. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.63        $8.52        $8.87
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .19          .40          .14
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .16          .11         (.35)
---------------------------------------------------------------------------
Total from
investment operations                    .35          .51         (.21)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.19)        (.40)        (.14)
---------------------------------------------------------------------------
Total distributions                     (.19)        (.40)        (.14)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.79        $8.63        $8.52
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.13*        6.14        (2.39)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,559         $350         $247
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .83*        1.66          .61*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.17*        4.60         1.64*
---------------------------------------------------------------------------
Portfolio turnover (%)                  1.86*        6.00         9.36
---------------------------------------------------------------------------

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------
                                    Six months
                                       ended                                Two months
Per-share                             May 31                                  ended     Year ended
operating performance               (Unaudited)     Year ended November      Nov. 30+    Sept. 30
-----------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.61        $8.51        $9.18        $9.25        $9.08
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                    .22          .44          .43          .07          .43
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .16          .10         (.66)        (.07)         .21
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .38          .54         (.23)          --          .64
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.44)        (.41)        (.07)        (.44)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.02)          --         (.03)
-----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                       --           --         (.01)          --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.44)        (.44)        (.07)        (.47)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.77        $8.61        $8.51        $9.18        $9.25
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.38*        6.54        (2.64)        (.01)*       7.23
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $2,044       $2,068       $2,447       $2,558       $2,433
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .58*        1.16         1.23          .22*        1.30
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.45*        5.18         4.84          .74*        4.71
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  1.86*        6.00         9.36         9.22*       42.76
-----------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).





Financial highlights
(For a common share outstanding throughout the period)

CLASS M (continued)
-----------------------------------------------------------------------------------------------------

Per-share
operating performance                                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                                                          1997            1996
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                      $8.86           $8.79
-----------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------
Net investment income                                                      .46             .47
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                 .22             .06
-----------------------------------------------------------------------------------------------------
Total from
investment operations                                                      .68             .53
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                                                         (.46)           (.46)
-----------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                              --              --
-----------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                         --              --
-----------------------------------------------------------------------------------------------------
Total distributions                                                       (.46)           (.46)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                            $9.08           $8.86
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                    7.89            6.15
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                          $2,365          $1,492
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                 1.26            1.30
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                 5.09            5.03
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                  117.00          270.34
-----------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes by investing in a portfolio of New York tax-exempt securities which Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes does not involve undue risk to income or principal.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares have a higher ongoing distribution fee than class B shares and have a one-year 1.00% contingent deferred sales charge and do not convert to Class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2001, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the lesser of (i) an annual rate of 0.50% of the average net assets of the fund or (ii) the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2001, the fund's expenses were reduced by $33,886 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $602 has been allocated to the fund and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan. The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2001, Putnam Retail Management acting as underwriter received net commissions of $7,900 and $117 from the sale of class A and class M shares, respectively, and received $39,546 and $157 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. For the six months ended May 31, 2001, Putnam Retail Management acting as underwriter received $9,836 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2001, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,459,176 and $5,816,084, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    977,675         $ 8,610,657
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  201,819           1,775,382
---------------------------------------------------------------------------
                                             1,179,494          10,386,039

Shares
repurchased                                 (1,312,152)        (11,540,728)
---------------------------------------------------------------------------
Net decrease                                  (132,658)        $(1,154,689)
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,654,161        $ 14,218,897
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  434,903           3,458,529
---------------------------------------------------------------------------
                                             2,089,064          17,677,426

Shares
repurchased                                 (3,762,755)        (31,667,824)
---------------------------------------------------------------------------
Net decrease                                (1,673,691)       $(13,990,398)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    509,455          $4,476,673
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   82,021             721,436
---------------------------------------------------------------------------
                                               591,476           5,198,109

Shares
repurchased                                   (595,058)          5,238,470
---------------------------------------------------------------------------
Net decrease                                    (3,582)         $  (40,361)
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    811,194        $  6,844,597
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  197,596           1,667,336
---------------------------------------------------------------------------
                                             1,008,790           8,511,933

Shares
repurchased                                 (2,405,448)        (20,331,890)
---------------------------------------------------------------------------
Net decrease                                (1,396,658)       $(11,819,957)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    137,815          $1,210,987
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      802              7,053
---------------------------------------------------------------------------
                                               138,617           1,218,040

Shares
repurchased                                     (1,942)            (17,146)
---------------------------------------------------------------------------
Net increase                                   136,675          $1,200,894
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     37,774           $ 320,905
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      509              4,003
---------------------------------------------------------------------------
                                                38,283             324,908

Shares
repurchased                                    (26,707)           (228,894)
---------------------------------------------------------------------------
Net increase                                    11,576           $  96,014
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     14,628           $ 128,690
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,748              32,931
---------------------------------------------------------------------------
                                                18,376             161,621

Shares
repurchased                                    (25,563)           (224,927)
---------------------------------------------------------------------------
Net decrease                                    (7,187)          $ (63,306)
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    251,748         $ 2,148,554
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,383              72,726
---------------------------------------------------------------------------
                                               260,131           2,221,280

Shares
repurchased                                   (307,542)         (2,622,810)
---------------------------------------------------------------------------
Net decrease                                   (47,411)        $  (401,530)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities, and classify gains and losses realized on paydowns on mortgage-backed securities presently included in realized gain/loss, as part of interest income. Adopting these accounting principles will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The fund has not at this time quantified the impact, if any, resulting from the adoption of this principle on the financial statements.


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

Putnam has won the DALBAR Service Award 10 times in the past 11 years. In 1997, 1998 and 2000, Putnam won all 3 DALBAR awards -- for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

www.putnaminvestments.com

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

1-800-225-1581


*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


WELCOME TO WWW.PUTNAMINVESTMENTS.COM

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or objective, use our glossary to decode investment terms . . . and much more.

The site can be accessed through any of the major online services
(America Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminvestments.com



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New York Tax Exempt Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA052-72899  854/228/759  7/01